Operating expenses (Table)	12 Months Ended
Dec. 31, 2020
8. Operating expenses
Operating expenses
	2020	2019	2018
	£m	£m	£m
Infrastructure costs
Property and equipment	1,556	1,409	1,360
Depreciation and amortisation[a]	1,539	1,487	1,252
Lease payments[a]	34	41	329
Impairment of property, equipment and intangible assets	194	33	9
Total infrastructure costs	3,323	2,970	2,950
Administration and general expenses
Consultancy, legal and professional fees	567	590	729
Marketing and advertising	330	425	495
UK bank levy	299	226	269
Other administration and general expenses	1,117	1,059	964
Total administration and general expenses	2,313	2,300	2,457
Staff costs	8,097	8,315	8,629
Provisions for litigation and conduct	153	1,849	2,207
Operating expenses	13,886	15,434	16,243

Note

a Following the adoption of IFRS 16 from 1 January 2019, the depreciation charge associated with right of use assets is reported within the depreciation and amortisation charge for 2019 and 2020.